Document and Entity Information	Oct. 02, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001304421
Document Type	8-K
Document Period End Date	Oct. 02, 2020
Entity Registrant Name	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-51446
Entity Tax Identification Number	02-0636095
Entity Address, Address Line One	121 South 17th Street
Entity Address, City or Town	Mattoon
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938-3987
City Area Code	(217)
Local Phone Number	235-3311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - $0.01 par value
Trading Symbol	CNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false